UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d)
OF THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from October 5, 2011 to November 6, 2011

Commission File Number of issuing entity:  333-160604-02

GE EQUIPMENT MIDTICKET LLC, SERIES 2011-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-160604

CEF EQUIPMENT HOLDING, L.L.C.
(Exact name of depositor as specified in its charter)

GENERAL ELECTRIC CAPITAL CORPORATION
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

20-5439580
(I.R.S. Employer Identification No.)

10 Riverview Drive, Danbury, Connecticut	06810
(Address of principal executive offices of the issuing entity)	(Zip Code)

(203) 749-2101
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2011-1 Asset Backed notes in the Classes Specified herein	[_____]	[_____]	[__X___]	________________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.   Yes _X__ No ____

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2503 (03-05)

PART I – DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in Exhibit 99.1

Introductory and explanatory information regarding the material terms, parties and distributions in Exhibit 99.1 is included in the Prospectus Supplement relating the Asset Backed Notes, Series 2011-1 (the “Series 2011-1 Notes”), dated September 28, 2011 and the related Prospectus dated September 21, 2011 (collectively, the “2011-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.  The following classes of 2011-1 Notes were offered under the 2011-1 Prospectus: Class A-1, Class A-2, Class A-3, and Class A-4.

PART II – OTHER INFORMATION

Item 2.  Legal Proceedings.

Nothing to report.

Item 3.  Sales of Securities and Use of Proceeds.

Nothing to report.

Item 4.   Default Upon Senior Securities.

Nothing to report.

Item 5.  Submission of Matters to a Vote of Security Holders.

Nothing to report.

Item 6.  Significant Obligors of Pool Assets.

Nothing to report.

Item 7.   Significant Enhancement Provider Information.

Nothing to report.

Item 8.  Other Information.

Nothing to report.

Item 9.   Exhibits.

(a) Documents filed as part of this report Exhibit 99.1 2011-1 Monthly Noteholder’s Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CEF EQUIPMENT HOLDING, L.L.C.
(Depositor)

Dated: November 23, 2011	By:	/s/ Thomas A. Davidson
	Name:	Thomas A. Davidson
	Title:	Senior Vice President — Securitization